Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net revenue	$ 1,974	$ 1,932	$ 8,516	$ 8,268	$ 7,813
Cost of goods sold	1,252	1,230	5,419	5,278	5,008
Gross profit	722	702	3,097	2,990	2,805
Operating expenses:
Operating	173	175	715	744	701
Selling, general and administrative, including stock-based compensation	155	142	588	535	449
Depreciation	30	31	126	135	128
Amortization of intangible assets	104	96	400	439	395
Intercompany management expense (income)	0	0
Operating expenses	462	444	1,829	1,853	1,673
Operating income	260	258	1,268	1,137	1,132
Other income (expense):
(Loss) gain on investments	1	0	(4)	(2)	105
Gain on financial instruments	12	11	48	50	40
Interest expense	(63)	(55)	(235)	(231)	(415)
Interest income	0	1	2	2	2
Foreign currency gain (loss)	(1)	6	2	(2)	(8)
Other expense					(23)
Intercompany interest (expense) income	0	0
Nonoperating income (expense)	(92)	(37)	(187)	(183)	(299)
Income before income taxes	168	221	1,081	954	833
Income tax expense	(62)	(82)	(394)	(342)	(282)
Equity in earnings of subsidiaries, net of tax	0	0
Net income	106	139	687	612	551
Less net income attributable to the noncontrolling interest	(12)	(14)	(63)	(52)	(47)
Net income (loss) attributable to QVC, Inc. shareholder	94	125	624	560	504
Parent company
Condensed Financial Statements, Captions [Line Items]
Net revenue	1,368	1,310	5,884	5,684	5,480
Cost of goods sold	854	822	3,713	3,580	3,478
Gross profit	514	488	2,171	2,104	2,002
Operating expenses:
Operating	45	42	173	191	185
Selling, general and administrative, including stock-based compensation	235	224	1,002	947	887
Depreciation	10	9	35	36	37
Amortization of intangible assets	51	48	204	242	197
Intercompany management expense (income)	17	(4)	60	89	105
Operating expenses	358	319	1,474	1,505	1,411
Operating income	156	169	697	599	591
Other income (expense):
(Loss) gain on investments	0				(27)
Gain on financial instruments	12	11	48	50	40
Interest expense	(62)	(55)	(233)	(230)	(414)
Interest income		0
Foreign currency gain (loss)	(1)	(2)	(10)	(3)	(6)
Other expense					(22)
Intercompany interest (expense) income	(3)	(3)	(13)	(9)	(6)
Nonoperating income (expense)	(95)	(49)	(208)	(192)	(435)
Income before income taxes	61	120	489	407	156
Income tax expense	(10)	(34)	(116)	(110)	(9)
Equity in earnings of subsidiaries, net of tax	55	53	251	263	357
Net income	106	139	624	560	504
Less net income attributable to the noncontrolling interest	(12)	(14)
Net income (loss) attributable to QVC, Inc. shareholder	94	125	624	560	504
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	183	172	819	790	783
Cost of goods sold	25	28	116	120	121
Gross profit	158	144	703	670	662
Operating expenses:
Operating	46	44	206	201	202
Selling, general and administrative, including stock-based compensation	0	1	1		1
Depreciation	1	1	4	4	5
Amortization of intangible assets	34	32	130	133	135
Intercompany management expense (income)	(4)	3	(14)	(27)	(33)
Operating expenses	77	81	327	311	310
Operating income	81	63	376	359	352
Other income (expense):
(Loss) gain on investments	0
Gain on financial instruments	0	0
Interest expense	0	0
Interest income		0
Foreign currency gain (loss)	(1)	4	4	(2)	(9)
Intercompany interest (expense) income	12	13	51	53	51
Nonoperating income (expense)	11	17	55	51	42
Income before income taxes	92	80	431	410	394
Income tax expense	(28)	(25)	(141)	(124)	(122)
Equity in earnings of subsidiaries, net of tax	16	12	93	70	78
Net income	80	67	383	356	350
Less net income attributable to the noncontrolling interest	0	0
Net income (loss) attributable to QVC, Inc. shareholder	80	67	383	356	350
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	654	672	2,847	2,789	2,529
Cost of goods sold	434	439	1,872	1,833	1,663
Gross profit	220	233	975	956	866
Operating expenses:
Operating	82	89	336	352	314
Selling, general and administrative, including stock-based compensation	90	80	337	328	286
Depreciation	19	21	87	95	86
Amortization of intangible assets	19	16	66	64	63
Intercompany management expense (income)	(13)	1	(46)	(62)	(72)
Operating expenses	197	207	780	777	677
Operating income	23	26	195	179	189
Other income (expense):
(Loss) gain on investments	1		(4)	(2)	132
Gain on financial instruments	0	0
Interest expense	(1)	0	(2)	(1)	(1)
Interest income		1	2	2	2
Foreign currency gain (loss)	1	4	8	3	7
Other expense					(1)
Intercompany interest (expense) income	(9)	(10)	(38)	(44)	(45)
Nonoperating income (expense)	(8)	(5)	(34)	(42)	94
Income before income taxes	15	21	161	137	283
Income tax expense	(24)	(23)	(137)	(108)	(151)
Equity in earnings of subsidiaries, net of tax	0	0
Net income	(9)	(2)	24	29	132
Less net income attributable to the noncontrolling interest	(12)	(14)	(63)	(52)	(47)
Net income (loss) attributable to QVC, Inc. shareholder	(21)	(16)	(39)	(23)	85
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenue	(231)	(222)	(1,034)	(995)	(979)
Cost of goods sold	(61)	(59)	(282)	(255)	(254)
Gross profit	(170)	(163)	(752)	(740)	(725)
Operating expenses:
Operating	0	0
Selling, general and administrative, including stock-based compensation	(170)	(163)	(752)	(740)	(725)
Depreciation	0	0
Amortization of intangible assets	0	0
Intercompany management expense (income)	0	0
Operating expenses	(170)	(163)	(752)	(740)	(725)
Operating income	0	0
Other income (expense):
(Loss) gain on investments	0
Gain on financial instruments	0	0
Interest expense	0	0
Interest income		0
Foreign currency gain (loss)	0	0
Intercompany interest (expense) income	0	0
Nonoperating income (expense)	0	0
Income before income taxes	0	0
Income tax expense	0	0
Equity in earnings of subsidiaries, net of tax	(71)	(65)	(344)	(333)	(435)
Net income	(71)	(65)	(344)	(333)	(435)
Less net income attributable to the noncontrolling interest	12	14
Net income (loss) attributable to QVC, Inc. shareholder	$ (59)	$ (51)	$ (344)	$ (333)	$ (435)